Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended
	Nov. 19, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jan. 19, 2021	Nov. 16, 2020	Oct. 29, 2020	Oct. 22, 2020	Sep. 29, 2020
Payments of Stock Issuance Costs			$ 5,520,000	$ 5,520,000	$ 5,520,000
Repayments of related party debt				104,462
Line of Credit Facility, Maximum Borrowing Capacity						$ 2,000,000
Advances from related party				0	24,702
Founder Shares
Payments of Stock Issuance Costs		$ 25,000
Number of shares transferred								75,000
Stock issued during period subject to forfeiture								900,000
Percent of stock convertible								20.00%
Stock issued during period not subject to forfeiture								900,000
Stock price threshold limit								$ 12.00
Common stock shares outstanding							6,900,000		6,900,000
Promissory Note
Repayments of related party debt	$ 104,462
Line of Credit Facility, Maximum Borrowing Capacity										$ 300,000
Working Capital Loans
Convertible Debt			$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Warrant issue price			$ 10.00	$ 10.00	$ 10.00	$ 10.00
Working capital loans				$ 0
Convertible Promissory Note
Debt Conversion, Converted Instrument, Amount			$ 2,000,000		$ 2,000,000
Common Class B
Common stock shares outstanding			6,900,000	6,900,000	6,900,000
Common Class B | Founder Shares
Sale of Stock, Number of Shares Issued in Transaction		2,875,000